Finance Income and Costs - Details of Interest Income Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest income on cash equivalents and financial instruments	₩ 44,921	₩ 27,991	₩ 16,141
Interest income on loans and others	25,134	30,481	27,709
Interest income	₩ 70,055	₩ 58,472	₩ 43,850